Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary equity shares authorized		86,362,798	32,909,358
Temporary equity liquidation preference		$ 134,665	$ 75,811
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	150,000,000	138,000,000	0
Common stock shares issued	41,162,392	2,250,696	0
Common stock shares outstanding	41,096,319	2,250,696	0
Series A Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares authorized	0	2,304,815	0
Temporary equity shares issued	0	2,304,815	0
Temporary equity shares outstanding	0	2,304,815	2,304,815
Temporary equity liquidation preference		$ 4,801
Preferred stock shares authorized		0	2,444,815
Preferred stock shares issued		0	2,304,815
Preferred stock shares outstanding		0	2,304,815
Preferred stock liquidation preference			$ 9,358
Series B Redeemable Convertible Preferred Shares [Member]
Temporary equity shares authorized		0	24,011,924
Temporary equity shares issued		0	23,711,925
Temporary equity shares outstanding		0	23,711,925
Temporary equity liquidation preference			$ 56,453
Series B-1 Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares authorized	0	14,921,676	0
Temporary equity shares issued	0	14,921,676	0
Temporary equity shares outstanding	0	14,921,676	0
Temporary equity liquidation preference		$ 18,942
Series B-2 Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares authorized	0	8,790,249	0
Temporary equity shares issued	0	8,790,249	0
Temporary equity shares outstanding	0	8,790,249	0
Temporary equity liquidation preference		$ 10,626
Series C1 Redeemable Convertible Preferred Shares [Member]
Temporary equity shares authorized		0	6,452,619
Temporary equity shares issued		0	6,357,260
Temporary equity shares outstanding		0	6,357,260
Temporary equity liquidation preference			$ 10,000
Series D Redeemable Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares authorized	0	53,593,440	0
Temporary equity shares issued	0	53,593,440	0
Temporary equity shares outstanding	0	53,593,440	0
Temporary equity liquidation preference		$ 100,296
Series C Convertible Preferred Stock [Member]
Temporary equity shares outstanding		6,452,619
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	0	6,452,619	0
Preferred stock shares issued	0	6,452,619	0
Preferred stock shares outstanding	0	6,452,619	0
Common 1 Stock [Member]
Common stock shares authorized		0	45,006,679
Common stock shares issued		0	1,953,442
Common stock shares outstanding		0	1,953,442
Enterprise Junior Stock
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	0	12,520,978	0
Common stock shares issued	0	2,926,851	0
Common stock shares outstanding	0	2,597,091	0